Property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	$ 19,733,822	$ 18,556,646
Depreciation for the year	(343,367)	(307,757)	$ (302,804)
Balance as at December 31	21,763,402	19,733,822	18,556,646
Property, plant and equipment	21,763,402	19,733,822	18,556,646
Acquisitions through business combinations, property, plant and equipment	383,680
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,655,428	1,553,499
Balance as at December 31	1,679,402	1,655,428	1,553,499
Property, plant and equipment	1,679,402	1,655,428	1,553,499
Acquisitions through business combinations, property, plant and equipment	62,050
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	6,984,443	6,589,434
Balance as at December 31	7,383,779	6,984,443	6,589,434
Property, plant and equipment	7,383,779	6,984,443	6,589,434
Acquisitions through business combinations, property, plant and equipment	231,264
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	7,849,571	7,613,180
Balance as at December 31	8,413,553	7,849,571	7,613,180
Property, plant and equipment	8,413,553	7,849,571	7,613,180
Acquisitions through business combinations, property, plant and equipment	73,332
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,480,099	1,255,570
Balance as at December 31	1,641,984	1,480,099	1,255,570
Property, plant and equipment	1,641,984	1,480,099	1,255,570
Acquisitions through business combinations, property, plant and equipment	4,825
Computer
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	20,930	27,465
Balance as at December 31	20,845	20,930	27,465
Property, plant and equipment	20,845	20,930	27,465
Acquisitions through business combinations, property, plant and equipment	1,761
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	59,420	53,978
Balance as at December 31	63,916	59,420	53,978
Property, plant and equipment	63,916	59,420	53,978
Acquisitions through business combinations, property, plant and equipment	1,115
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	8,037	3,598
Balance as at December 31	7,334	8,037	3,598
Property, plant and equipment	7,334	8,037	3,598
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,675,894	1,459,922
Balance as at December 31	2,552,589	1,675,894	1,459,922
Property, plant and equipment	2,552,589	1,675,894	1,459,922
Acquisitions through business combinations, property, plant and equipment	9,333
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	36,080,144	33,661,145	32,116,568
Additions	3,479,493	2,752,281	2,069,327
Disposals	(464,281)	(585,506)	(332,263)
Currency translation	143,014	252,224	(192,487)
Balance as at December 31	39,238,370	36,080,144	33,661,145
Property, plant and equipment	39,238,370	36,080,144	33,661,145
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,655,428	1,553,499	1,378,090
Additions	21,342	102,847	209,752
Disposals		(5,900)	(30,677)
Currency translation	2,632	4,982	(3,666)
Balance as at December 31	1,679,402	1,655,428	1,553,499
Property, plant and equipment	1,679,402	1,655,428	1,553,499
Gross carrying amount [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	12,821,193	12,340,405	11,943,476
Additions	626,606	686,270	472,095
Disposals	(3,039)	(297,490)	(7,478)
Currency translation	48,859	92,008	(67,688)
Balance as at December 31	13,493,619	12,821,193	12,340,405
Property, plant and equipment	13,493,619	12,821,193	12,340,405
Gross carrying amount [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	17,116,908	15,866,952	15,182,044
Additions	1,528,891	1,240,779	891,008
Disposals	(274,090)	(145,320)	(92,623)
Currency translation	86,276	154,497	(113,477)
Balance as at December 31	18,457,985	17,116,908	15,866,952
Property, plant and equipment	18,457,985	17,116,908	15,866,952
Gross carrying amount [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	2,445,634	2,111,999	1,792,273
Additions	399,687	462,344	474,960
Disposals	(175,643)	(130,089)	(154,116)
Currency translation	1,021	1,380	(1,118)
Balance as at December 31	2,670,699	2,445,634	2,111,999
Property, plant and equipment	2,670,699	2,445,634	2,111,999
Gross carrying amount [member] | Computer
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	151,117	134,481	136,183
Additions	11,345	13,784	3,828
Disposals	(1,078)	(244)	(3,257)
Currency translation	1,636	3,096	(2,273)
Balance as at December 31	163,020	151,117	134,481
Property, plant and equipment	163,020	151,117	134,481
Gross carrying amount [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	205,933	190,289	178,455
Additions	17,162	21,325	17,684
Disposals	(9,728)	(6,463)	(5,295)
Currency translation	355	782	(555)
Balance as at December 31	213,722	205,933	190,289
Property, plant and equipment	213,722	205,933	190,289
Gross carrying amount [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	8,037	3,598	4,350
Additions		4,439
Disposals	(703)	0	(752)
Currency translation		0
Balance as at December 31	7,334	8,037	3,598
Property, plant and equipment	7,334	8,037	3,598
Gross carrying amount [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,675,894	1,459,922	1,501,697
Additions	874,460	220,493
Disposals		0	(38,065)
Currency translation	2,235	(4,521)	(3,710)
Balance as at December 31	2,552,589	1,675,894	1,459,922
Property, plant and equipment	2,552,589	1,675,894	1,459,922
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(16,346,322)	(15,104,499)	(14,098,392)
Depreciation for the year	(1,393,097)	(1,590,303)	(1,265,391)
Disposals	337,762	428,883	181,544
Currency translation	(73,311)	(80,403)	77,740
Balance as at December 31	(17,474,968)	(16,346,322)	(15,104,499)
Property, plant and equipment	(17,474,968)	(16,346,322)	(15,104,499)
Accumulated depreciation and amortisation [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(5,836,750)	(5,750,971)	(5,536,825)
Depreciation for the year	(262,839)	(299,865)	(230,450)
Disposals	2,360	229,718	2,199
Currency translation	(12,611)	(15,632)	14,105
Balance as at December 31	(6,109,840)	(5,836,750)	(5,750,971)
Property, plant and equipment	(6,109,840)	(5,836,750)	(5,750,971)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(9,267,337)	(8,253,772)	(7,505,222)
Depreciation for the year	(923,114)	(1,048,758)	(874,447)
Disposals	204,221	96,589	65,136
Currency translation	(58,202)	(61,396)	60,761
Balance as at December 31	(10,044,432)	(9,267,337)	(8,253,772)
Property, plant and equipment	(10,044,432)	(9,267,337)	(8,253,772)
Accumulated depreciation and amortisation [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(965,535)	(856,429)	(829,664)
Depreciation for the year	(183,530)	(204,384)	(134,708)
Disposals	121,112	96,553	106,955
Currency translation	(762)	(1,275)	988
Balance as at December 31	(1,028,715)	(965,535)	(856,429)
Property, plant and equipment	(1,028,715)	(965,535)	(856,429)
Accumulated depreciation and amortisation [member] | Computer
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(130,187)	(107,016)	(98,034)
Depreciation for the year	(11,532)	(21,721)	(13,635)
Disposals	977	160	3,145
Currency translation	(1,433)	(1,610)	1,508
Balance as at December 31	(142,175)	(130,187)	(107,016)
Property, plant and equipment	(142,175)	(130,187)	(107,016)
Accumulated depreciation and amortisation [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(146,513)	(136,311)	(128,647)
Depreciation for the year	(12,082)	(15,575)	(12,151)
Disposals	9,092	5,863	4,109
Currency translation	(303)	(490)	378
Balance as at December 31	(149,806)	(146,513)	(136,311)
Property, plant and equipment	$ (149,806)	$ (146,513)	$ (136,311)